Income Taxes - Schedule of Current Income Tax Payable (Details) - VEON Holdings B.V. [Member] - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Current Income Tax Payable [Line Items]
Current tax payable	$ 23	$ 16
Total income tax payable	$ 23	$ 16